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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Noonday Asset Management, L.P.
                              227 West Trade Street
                                   Suite 2140
                               Charlotte, NC 28202

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-11402

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132






                               /s/ Mark C. Wehrly
                              --------------------
                            San Francisco, California
                                 August 14, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        5

                    Form 13 F Information Table Entry Total:

                                       103

                    Form 13 F Information Table Value Total:

                             $3,006,578 (thousands)


List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 028-03896
Name: Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

No. 3
Form 13F File Number: 028-11404
Name: Noonday G.P. (U.S.), L.L.C.

No. 4
Form 13F File Number: 028-11719
Name: Noonday Asset Management LLP

No. 5
Form 13F File Number: 028-11716
Name: Noonday Asset Management Asia Pte. Ltd.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS SOLE       SHARED      NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ------- -------- ---------- ---------- -----
51JOB INC                      SP ADR REP COM   316827104    28,004   1,528,579 SH       OTHER   01-03,05           1,528,579
ALLIANCE DATA SYSTEMS CORP     COM              018581108   161,251   2,851,479 SH       OTHER   01-03              2,851,479
ALLOS THERAPEUTICS INC         COM              019777101     2,738     396,300 SH       OTHER   01-03                396,300
ALPHARMA INC                   CL A             020813101    13,255     588,333 SH       OTHER   01-03                588,333
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    27,298     517,500 SH       OTHER   01-03                517,500
ANHEUSER BUSCH COS INC         COM              035229103    49,696     800,000 SH       OTHER   01-03                800,000
APPLE INC                      COM              037833100    11,302      67,500 SH       OTHER   01-03                 67,500
ARENA PHARMACEUTICALS INC      COM              040047102     7,188   1,384,900 SH       OTHER   01-03              1,384,900
ATMI INC                       COM              00207R101    35,444   1,269,500 SH       OTHER   01-03              1,269,500
BEARINGPOINT INC               COM              074002106     9,459  11,677,225 SH       OTHER   01-03             11,677,225
BEASLEY BROADCAST GROUP INC    CL A             074014101     2,609     570,834 SH       OTHER   01-03                570,834
BECKMAN COULTER INC            COM              075811109    51,505     762,700 SH       OTHER   01-03                762,700
BIO RAD LABS INC               CL A             090572207    53,064     656,000 SH       OTHER   01-03                656,000
BOEING CO                      COM              097023105    29,245     445,000 SH       OTHER   01-03                445,000
BOSTON SCIENTIFIC CORP         COM              101137107    26,107   2,124,210 SH       OTHER   01-03              2,124,210
BROOKDALE SR LIVING INC        COM              112463104    12,187     598,600 SH       OTHER   01-03                598,600
CAMECO CORP                    COM              13321L108    37,168     867,000 SH       OTHER   01-03                867,000
CASCADE MICROTECH INC          COM              147322101     2,959     449,693 SH       OTHER   01-03                449,693
CELGENE CORP                   COM              151020104     9,581     150,000 SH  CALL OTHER   01-03                150,000
CEPHALON INC                   COM              156708109     4,502      67,500 SH       OTHER   01-03                 67,500
CERNER CORP                    COM              156782104    36,370     805,000 SH       OTHER   01-03                805,000
CHEMED CORP NEW                COM              16359R103    17,573     480,000 SH       OTHER   01-03                480,000
CHIQUITA BRANDS INTL INC       COM              170032809     8,652     570,321 SH       OTHER   01-03                570,321
CHOICE HOTELS INTL INC         COM              169905106       551      20,800 SH       OTHER   01-03                 20,800
CHUNGHWA TELECOM CO LTD        SPON ADR NEW     17133Q304    15,966     629,310 SH       OTHER   01-03,05             629,310
CITRIX SYS INC                 COM              177376100     4,779     162,500 SH       OTHER   01-03                162,500
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   186,845   5,308,102 SH       OTHER   01-03              5,308,102
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    27,351   1,534,000 SH       OTHER   01-03              1,534,000
CLEVELAND CLIFFS INC           COM              185896107    75,090     630,000 SH       OTHER   01-03                630,000
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7,477     230,000 SH       OTHER   01-03                230,000
COMCAST CORP NEW               CL A SPL         20030N200     9,005     480,000 SH       OTHER   01-03                480,000
COMMUNITY HEALTH SYS INC NEW   COM              203668108    61,062   1,851,500 SH       OTHER   01-03              1,851,500
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203    19,639     310,000 SH       OTHER   01-03                310,000
DELTEK INC                     COM              24784L105     3,193     421,200 SH       OTHER   01-03                421,200
DIGIRAD CORP                   COM              253827109     1,805     855,503 SH       OTHER   01-03                855,503
DIGITAL RIV INC                COM              25388B104     9,066     235,000 SH       OTHER   01-03                235,000
E M C CORP MASS                COM              268648102    15,167   1,032,500 SH       OTHER   01-03              1,032,500
ELECTRONIC DATA SYS NEW        COM              285661104   428,366  17,385,000 SH       OTHER   01-03             17,385,000
EMMIS COMMUNICATIONS CORP      CL A             291525103     8,026   3,185,000 SH       OTHER   01-03              3,185,000
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106    20,414     663,000 SH       OTHER   01-03                663,000
ENTEGRIS INC                   COM              29362U104     8,717   1,330,900 SH       OTHER   01-03              1,330,900
FEDEX CORP                     COM              31428X106    12,803     162,500 SH       OTHER   01-03                162,500
FEI CO                         COM              30241L109    43,972   1,930,290 SH       OTHER   01-03              1,930,290
FIDELITY NATL INFORMATION SV   COM              31620M106    50,282   1,362,280 SH       OTHER   01-03              1,362,280
FIVE STAR QUALITY CARE INC     COM              33832D106     2,734     578,100 SH       OTHER   01-03                578,100
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    38,556     847,200 SH       OTHER   01-03                847,200
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     7,248     307,500 SH       OTHER   01-03                307,500
GENZYME CORP                   COM              372917104    29,528     410,000 SH       OTHER   01-03                410,000
HILB ROGAL & HOBBS CO          COM              431294107    24,772     570,000 SH       OTHER   01-03                570,000
HUNTSMAN CORP                  COM              447011107    12,171   1,067,600 SH       OTHER   01-03              1,067,600
I2 TECHNOLOGIES INC            COM NEW          465754208     4,723     380,000 SH       OTHER   01-03                380,000
INDEVUS PHARMACEUTICALS INC    COM              454072109     2,873   1,830,000 SH       OTHER   01-03              1,830,000
INFORMATICA CORP               COM              45666Q102     5,114     340,000 SH       OTHER   01-03                340,000
IPC HLDGS LTD                  ORD              G4933P101     9,643     363,200 SH       OTHER   01-03                363,200
ISHARES TR RUSSELL 2000        COM              464287655   373,740   5,412,600 SH  PUT  OTHER   01-03              5,412,600
L-1 IDENTITY SOLUTIONS INC     COM              50212A106    22,299   1,674,100 SH       OTHER   01-03              1,674,100
LAM RESEARCH CORP              COM              512807108    36,273   1,003,400 SH       OTHER   01-03              1,003,400
LIGAND PHARMACEUTICALS INC     CL B             53220K207     4,743   1,824,146 SH       OTHER   01-03              1,824,146
LILLY ELI & CO                 COM              532457108     1,962      42,500 SH       OTHER   01-03                 42,500
LIMITED BRANDS INC             COM              532716107     3,018     179,100 SH       OTHER   01-03                179,100
METAVANTE TECHNOLOGIES INC     COM              591407101    11,367     502,532 SH       OTHER   01-03                502,532
MICROSOFT CORP                 COM              594918104     9,612     349,412 SH       OTHER   01-03                349,412
MIDAS GROUP INC                COM              595626102     6,926     513,000 SH       OTHER   01-03                513,000
MIDCAP SPDR TR UNIT SER 1      COM              595635103    12,871      86,500 SH  PUT  OTHER   01-03                 86,500
MYLAN INC                      COM              628530107     1,596     132,200 SH       OTHER   01-03                132,200
NAVTEQ CORP                    COM              63936L100    23,285     302,400 SH       OTHER   01-03                302,400
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    21,476     883,804 SH       OTHER   01-03                883,804
NETAPP INC                     COM              64110D104     6,498     300,000 SH       OTHER   01-03                300,000
NRG ENERGY INC                 COM NEW          629377508    70,154   1,635,300 SH       OTHER   01-03              1,635,300
ORACLE CORP                    COM              68389X105    10,710     510,000 SH       OTHER   01-03                510,000
OSI PHARMACEUTICALS INC        COM              671040103    29,688     718,500 SH       OTHER   01-03                718,500
PATNI COMPUTER SYS             SPONS ADR        703248203     9,541     950,300 SH       OTHER   01-03                950,300
PDL BIOPHARMA INC              COM              69329Y104     2,147     202,200 SH       OTHER   01-03                202,200
POTASH CORP SASK INC           COM              73755L107    95,245     416,700 SH       OTHER   01-03                416,700
QUALCOMM INC                   COM              747525103     9,269     208,900 SH       OTHER   01-03                208,900
QUALCOMM INC                   COM              747525103    46,145   1,040,000 SH  CALL OTHER   01-03              1,040,000
QUANTUM CORP                   COM DSSG         747906204     7,807   5,783,150 SH       OTHER   01-03              5,783,150
QUANTUM CORP                   NOTE 4.375% 8/0  747906AE5    14,757  18,255,000 PRN      OTHER   01-03             18,255,000
QUEST DIAGNOSTICS INC          COM              74834L100    13,383     276,100 SH       OTHER   01-03                276,100
REDDY ICE HLDGS INC            COM              75734R105    33,493   2,448,300 SH       OTHER   01-03              2,448,300
RENEGY HOLDINGS INC            COM              75845J109     1,217     321,129 SH       OTHER   01-03                321,129
SAGA COMMUNICATIONS            CL A             786598102     4,576     913,300 SH       OTHER   01-03                913,300
SAIC INC                       COM              78390X101    27,885   1,340,000 SH       OTHER   01-03              1,340,000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1,075      42,500 SH       OTHER   01-03                 42,500
SCOTTS MIRACLE GRO CO          CL A             810186106    12,954     737,300 SH       OTHER   01-03                737,300
SEATTLE GENETICS INC           COM              812578102       931     110,000 SH       OTHER   01-03                110,000
SERVICE CORP INTL              COM              817565104    11,621   1,178,600 SH       OTHER   01-03              1,178,600
SHIRE LIMITED                  SPONSORED ADR    82481R106    12,651     257,500 SH       OTHER   01-03                257,500
SIMS GROUP LTD                 SPONS ADR        829160100    12,155     304,630 SH       OTHER   01-03                304,630
SK TELECOM LTD                 SPONSORED ADR    78440P108    10,292     495,500 SH       OTHER   01-03,05             495,500
SRA INTL INC                   CL A             78464R105    17,070     760,000 SH       OTHER   01-03                760,000
TIME WARNER CABLE INC          CL A             88732J108     6,686     252,500 SH       OTHER   01-03                252,500
TRIZETTO GROUP INC             COM              896882107    68,640   3,210,500 SH       OTHER   01-03              3,210,500
TYCO INTL LTD BERMUDA          SHS              G9143X208     9,610     240,000 SH       OTHER   01-03                240,000
TYLER TECHNOLOGIES INC         COM              902252105    47,491   3,499,700 SH       OTHER   01-03              3,499,700
UNITED PARCEL SERVICE INC      CL B             911312106     5,840      95,000 SH       OTHER   01-03                 95,000
UNITED RENTALS INC             COM              911363109     3,771     192,300 SH       OTHER   01-03                192,300
UNITED STATIONERS INC          COM              913004107    33,227     899,242 SH       OTHER   01-03                899,242
VIGNETTE CORP                  COM NEW          926734401     1,890     157,500 SH       OTHER   01-03                157,500
VISA INC                       COM CL A         92826C839    35,573     437,500 SH       OTHER   01-03                437,500
WESTWOOD ONE INC               COM              961815107     1,987   1,602,125 SH       OTHER   01-03              1,602,125
XYRATEX LTD                    COM              G98268108     8,200     492,500 SH       OTHER   01-03                492,500
ZYMOGENETICS INC               COM              98985T109     9,136   1,085,000 SH       OTHER   01-03              1,085,000